Cash and Cash Equivalents - Summary of Cash and Cash Equivalents by Currency (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 245,171,924	$ 419,456,026	$ 245,999,192	$ 144,261,845
Payments to obtain consolidated entities	0	0
Chilean Peso [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	222,434,412	399,164,753
Argentine Peso [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	6,057,793	6,263,344
Euros [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	103,847	11,594
U.S. Dollar [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 16,575,872	$ 14,016,335